SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Repurchase Agreements (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 04, 2020 USD ($) shares	Feb. 01, 2019 shares	Apr. 06, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Oct. 22, 2019 shares	Nov. 01, 2018 shares	Oct. 22, 2018 shares
Disclosure of classes of share capital [line items]
Options granted (in shares) | shares				200,000	500,000.0
Dividends reinvested in common shares				$ 0.0	$ 0.0
Payments to acquire or redeem entity's shares				(5.0)	98.0
Accrued liability under ASPP				$ 0.0	$ 42.0
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled (in shares) | shares					200,000
Number shares repurchased and cancelled (in shares) | shares				(200,000)	(3,600,000)
Shares repurchased and cancelled in the year				$ (3.0)	$ (57.0)
Contributed surplus
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in the year				0.0	(4.0)
Retained deficit
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in the year				(2.0)
Cancellation of shares including shares accrued in prior year				(21.0)	$ (37.0)
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Authorized repurchase amount (in shares) | shares						4,083,429	5,191,965
Percentage Of Public Float						5.00%		10.00%
Entity Public Float, Shares | shares						81,668,583		51,919,654
Shares repurchased and cancelled				0.2
Shares repurchased and cancelled (in shares) | shares					(200,000)
Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Shares to be repurchased and cancelled under ASPP in 2019			$ 4.0
Shares repurchased and cancelled in the year			39.0
Automatic Share Purchase Plan | Share capital
Disclosure of classes of share capital [line items]
Shares to be repurchased and cancelled under ASPP in 2019				$ (2.0)
Shares repurchased and cancelled in the year			22.0
Automatic Share Purchase Plan | Retained deficit
Disclosure of classes of share capital [line items]
Shares to be repurchased and cancelled under ASPP in 2019			(2.0)
Shares repurchased and cancelled in the year			$ 17.0
Accounts Payable and Accrued Liabilities | Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Accrued liability under ASPP					$ 4.0
Accounts Payable and Accrued Liabilities | Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Accrued liability under ASPP					$ 38.0
Subsequent Event1 | Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Number shares repurchased and cancelled (in shares) | shares	100,000	1,400,000
Shares repurchased and cancelled in the year	$ 2.0